Inventory (Tables)	12 Months Ended
Mar. 31, 2024
Classes of current inventories [abstract]
Disclosure of inventories [Table Text Block]
	March 31, 2024	March 31, 2023

Parts	$3,855,668	$4,025,826
Work in Process	$14,341,949	$5,711,648
Finished Goods	13,813,014	31,871,760

Total	$32,010,631	$41,609,234